Staff costs and Directors Remuneration (Tables)	12 Months Ended
Dec. 31, 2024
Staff costs and Directors' Remuneration
Schedule of Staff Costs and Directors Remuneration

Amounts in US$ ‘000	2024	2023	2022
Wages and salaries	46,542	41,917	38,699
Share-based payments (Note 31)	6,274	7,328	11,038
Social security charges	6,967	5,992	5,593
Director’s fees and allowance	700	896	1,172
	60,483	56,133	56,502
Recognized as follows:
Production and operating costs	16,344	14,639	14,069
Geological and geophysical expenses	9,445	8,407	7,490
Administrative expenses	34,183	32,604	34,533
Selling expenses	511	483	410
	60,483	56,133	56,502
Board of Directors’ and key managers’ remuneration
Salaries and fees	7,355	6,081	10,317
Share-based payments	4,072	4,886	8,728
Other benefits in kind	—	—	171
	11,427	10,967	19,216

Schedule of Directors' Remuneration

	Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(No. of Shares)	(in US$)
James F. Park (a)	—	—	—
Andrés Ocampo (b)	—	—	—
Robert Bedingfield (c)	—	26,206	240,000
Constantin Papadimitriou (d)	120,000	10,919	220,000
Somit Varma (e)	—	25,113	230,000
Sylvia Escovar Gomez (f)	—	29,481	270,000
Brian Maxted (g)	279,891	12,085	390,581
Carlos Macellari (h)	59,623	5,734	111,702
Marcela Vaca (i)	117,147	12,156	228,487
(a)	Mr. Park has a consulting agreement with the Company to act as CEO advisor and provide support and assistance in addition to his role as Vice Chairman, non-executive Director and Strategy and Risk Committee Chairman, and he relinquished his fees as a member of the Board.
(b)	Mr. Ocampo has a service contract to act as Chief Executive Officer, and he is not entitled to receive additional compensation as a member of the Board.
(c)	Audit Committee Chairman.
(d)	Compensation Committee Chairman.
(e)	Nomination and Corporate Governance Committee Chairman.
(f)	Independent Chair of the Board.
(g)	Technical Committee Chairman.
(h)	Mr. Macellari had a service contract to act as interim Chief Exploration and Development Officer from June 1, 2024, to December 31, 2024. During this period, he was not entitled to receive compensation as a member of the Board.
(i)	SPEED Committee Chairman.